Fair Value Measurements (Details) - Schedule of key inputs into the monte carlo simulation - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Key Inputs Into The Monte Carlo Simulation Abstract
Risk-free interest rate	1.30%	0.52%
Expected term remaining (years)	5 years 6 months	6 years 1 month 13 days
Expected volatility	7.60%	24.20%
Stock price (in Dollars per share)	$ 10.02	$ 9.625